Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Operating Segments

The Group operates in one geographic segment, Argentina.

The relevant segment reporting as of the indicated dates is as follows:

	Banks	Regional Credit Cards	Insurance	Other Businesses	Adjustments	Total as of 12.31.18
Net Income from interest	23,616,496	9,178,072	423,260	117,660	27,975	33,363,463
Net fee Income (Expense)	12,476,489	8,930,089	—	(1,493)	(1,166,922)	20,238,163
Net Income from Financial Instruments measured at fair value through Profit or Loss	16,047,772	885,187	21,800	397,959	—	17,352,718
Income from Derecognition of Assets Measured at Amortized Cost	221,639	—	—	—	—	221,639
Gold and Foreign Currency Quotation Differences	3,735,237	(50,793)	4,139	88,488	—	3,777,071
Other Operating Income (Expense)	6,960,582	3,682,154	163,789	615,585	149,803	11,571,913
Underwriting Income from Insurance Business	—	—	1,612,319	—	1,257,000	2,869,319
Loan and other Receivables Loss Provisions	(10,872,910)	(5,348,897)	(77,920)	—	—	(16,299,727)
Personnel Expenses	(11,544,850)	(4,791,219)	(574,795)	(115,383)	—	(17,026,247)
Administrative Expenses	(10,466,492)	(4,955,287)	(408,662)	(279,696)	30,983	(16,079,154)
Depreciation and Impairment of Assets	(1,019,284)	(533,666)	(91,474)	(7,551)	—	(1,651,975)
Other Operating Expenses	(12,823,603)	(4,004,676)	(402)	(70,384)	—	(16,899,065)
Loss on net monetary position	(11,204,647)	(3,844,676)	(560,529)	(2,453,816)	—	(18,063,668)

Operating Income	5,126,429	(853,712)	511,525	(1,708,631)	298,839	3,374,450
Share of profit from Associates and Joint Ventures	44,146	—	—	(18,065)	(26,081)	—
Income before Taxes from Continuing Operations	5,170,575	(853,712)	511,525	(1,726,696)	272,758	3,374,450
Income Tax from Continuing Operations	(6,636,632)	(1,285,983)	(309,769)	1,319,858	—	(6,912,526)
Net Income from Continuing Operations	(1,466,057)	(2,139,695)	201,756	(406,838)	272,758	(3,538,076)
Income from Discontinued Operations	(225,501)	—	—	(34,255)	—	(259,756)
Income Tax from Discontinued Operations	(30,306)	—	—	(1,369)	—	(31,675)

Net Income (Loss) for the Year	(1,721,864)	(2,139,695)	201,756	(442,462)	272,758	(3,829,507)
Other Comprehensive Income (Loss)	(78,249)	—	(10,555)	(87,485)	88,804	(87,485)
Net Income for the Year Attributable to Non-controlling Interests	59	372	—	—	363,254	363,685

Net Income (Loss) for the Year Attributable to owners of the Parent	(1,800,054)	(2,139,323)	191,201	(529,947)	724,816	(3,553,307)

	Banks	Regional Credit Cards	Insurance	Other Businesses	Adjustments	Total as of 12.31.17
Net Income from interest	19,724,848	9,550,812	427,948	127,966	42,461	29,874,035
Net fee Income (Expense)	12,163,079	10,028,406	—	(2,847)	(43,012)	22,145,626
Net Income from Financial Instruments measured at fair value through Profit or Loss	6,725,615	616,589	(16,744)	1,130,565	5,313	8,461,338
Gold and Foreign Currency Quotation Differences	3,316,161	17,642	1,986	143,072	—	3,478,861
Other Operating Income	5,082,425	4,057,565	72,879	1,372,584	(1,588,821)	8,996,632
Underwriting Income from Insurance Business	—	—	1,704,918	7,320	1,602,674	3,314,912
Loan and other Receivables Loss Provisions	(3,898,951)	(3,272,811)	—	(122,094)	—	(7,293,856)
Personnel Expenses	(11,355,757)	(5,010,769)	(551,418)	(170,728)	—	(17,088,672)
Administrative Expenses	(9,287,356)	(4,516,331)	(450,112)	(198,830)	29,072	(14,423,557)
Depreciation and Impairment of Assets	(917,564)	(460,394)	(48,335)	(13,147)	—	(1,439,440)
Other Operating Expenses	(10,506,788)	(4,019,688)	(1,614)	(77,241)	105	(14,605,226)
Loss on net monetary position	(2,629,379)	(2,140,368)	(346,257)	(1,707,292)	—	(6,823,296)

Operating Income	8,416,333	4,850,653	793,251	489,328	47,792	14,597,357
Share of profit from Associates and Joint Ventures	2,048,332	—	3,318	—	(1,730,468)	321,182
Income before Taxes from Continuing Operations	10,464,665	4,850,653	796,569	489,328	(1,682,676)	14,918,539
Income Tax from Continuing Operations	(4,478,396)	(2,721,222)	(411,465)	292,056	—	(7,319,027)
Net Income from Continuing Operations	5,986,269	2,129,431	385,104	781,384	(1,682,676)	7,599,512
Income from Discontinued Operations	—	—	—	—	—	—
Income Tax from Discontinued Operations	(321,760)	—	—	—	—	(321,760)

Net Income (Loss) for the Year	5,664,509	2,129,431	385,104	781,384	(1,682,676)	7,277,752
Other Comprehensive Income (Loss)	(454,753)	—	23,053	(3,032)	—	(434,732)
Net Income for the Year Attributable to Non-controlling Interests	—	105	—	5,866	(490,135)	(484,164)

Net Income (Loss) for the Year Attributable to owners of the Parent	5,209,756	2,129,536	408,157	784,218	(2,172,811)	6,358,856

	Banks	Regional Credit Cards	Insurance	Other Businesses	Adjustments	Total as of 12.31.18
ASSETS
Cash and Due from Banks	142,049,436	1,364,452	55,184	93,007	(252,651)	143,309,428
Debt Securities at fair value through profit or loss	75,911,796	—	83,476	81,501	(141,610)	75,935,163
Derivative Financial Instruments	1,785,640	—	—	—	—	1,785,640
Repo Transactions	2,068,076	—	—	—	—	2,068,076
Other Financial Assets	4,691,607	3,677,018	234,656	503,650	(58,999)	9,047,932
Loans and Other Financing	243,232,186	44,050,906	426,159	(1,887,892)	(3,111,291)	282,710,068
Other Debt Securities	13,630,604	—	990,929	(65,632)	(131,767)	14,424,134
Financial Assets Pledged as Collateral	10,812,499	4,993	—	—	—	10,817,492
Current Income Tax Assets	2,267,500	11,939	82,004	(2,266,525)	—	94,918
Investments in Equity Instruments	159,602	—	—	1,452	—	161,054
Equity Investments in Associates and Joint Ventures	397,754	—	—	59,395,513	(59,793,267)	—
Property, Plant and Equipment	9,869,201	1,806,613	294,461	7,392,310	—	19,362,585
Intangible Assets	3,259,794	645,580	89,798	591,975	—	4,587,147
Deferred Income Tax Assets	—	868,671	99,867	4,437	—	972,975
Assets for Insurance Contracts	—	—	982,502	—	—	982,502
Other Non-financial Assets	798,367	283,307	18,669	1,724,421	5	2,824,769
Non-current Assets Held for Sale	404,106	—	—	203,909	—	608,015

TOTAL ASSETS	511,338,168	52,713,479	3,357,705	65,772,126	(63,489,580)	569,691,898

LIABILITIES
Deposits	361,445,778	—	—	—	(1,348,503)	360,097,275
Liabilities at Fair Value Through Profit or Loss	2,685,471	—	—	—	(540,807)	2,144,664
Derivative Financial Instruments	1,835,789	—	—	—	—	1,835,789
Repo Transactions	1,948,559	—	—	—	—	1,948,559
Other Financial Liabilities	40,976,456	23,419,918	—	36,311	(1,197,643)	63,235,042
Loans from the Argentine Central Bank and Other Financial Institutions	17,490,792	1,955,180	56	—	—	19,446,028
Debt Securities Issued	15,527,765	14,979,260	—	—	(523,372)	29,983,653
Current Income Tax Liabilities	5,442,791	38,137	203,147	(2,226,466)	—	3,457,609
Subordinated Debt Securities	9,767,874	—	—	—	—	9,767,874
Provisions	1,248,998	64,997	78,328	57,000	—	1,449,323
Deferred Income Tax Liabilities	289,493	—	106,709	1,507,444	—	1,903,646
Liabilities for Insurance Contracts	—	—	1,146,515	—	(43,295)	1,103,220
Other Non-financial Liabilities	8,709,240	2,122,183	420,273	246,661	(26,827)	11,471,530

TOTAL LIABILITIES	467,369,006	42,579,675	1,955,028	(379,050)	(3,680,447)	507,844,212

	Banks	Regional Credit Cards	Insurance	Other Businesses	Adjustments	Total as of 12.31.17
ASSETS
Cash and Due from Banks	86,314,938	801,270	34,593	91,521	(197,441)	87,044,881
Debt Securities at fair value through profit or loss	39,232,822	370,046	1,060,464	2,349,286	(264,821)	42,747,797
Derivative Financial Instruments	775,674	—	—	17,183	(17,183)	775,674
Repo Transactions	14,286,336	—	—	—	—	14,286,336
Other Financial Assets	6,035,372	3,202,795	278,548	1,107,730	(285,189)	10,339,256
Loans and Other Financing	237,690,649	47,421,104	20,631	19,375	(797,000)	284,354,759
Other Debt Securities	3,306,706	—	688,814	263,322	(76,305)	4,182,537
Financial Assets Pledged as Collateral	9,339,920	6,868	—	—	—	9,346,788
Current Income Tax Assets	1,856,223	30,227	126,227	(1,873,897)	(4,040)	134,740
Investments in Equity Instruments	111,923	—	—	—	—	111,923
Equity Investments in Associates and Joint Ventures	10,340,901	—	—	63,094,393	(73,435,294)	—
Property, Plant and Equipment	16,203,040	1,724,338	271,373	10,264	—	18,209,015
Intangible Assets	1,098,519	532,156	94,136	103	—	1,724,914
Deferred Income Tax Assets	—	705,405	52,556	4,609	—	762,570
Assets for Insurance Contracts	—	—	1,021,703	—	—	1,021,703
Other Non-financial Assets	3,097,128	286,272	5,308	355,961	(6,539)	3,738,130
Non-current Assets Held for Sale	8,506,288	—	—	2,353,803	—	10,860,091

TOTAL ASSETS	438,196,439	55,080,481	3,654,353	67,793,653	(75,083,812)	489,641,114

LIABILITIES
Deposits	296,596,968	—	—	—	(229,612)	296,367,356
Derivative Financial Instruments	863,514	—	—	—	(17,183)	846,331
Repo Transactions	1,670,059	—	—	—	—	1,670,059
Other Financial Liabilities	31,345,885	24,409,668	—	291,371	(696,125)	55,350,799
Loans from the Argentine Central Bank and Other Financial Institutions	11,410,915	490,169	—	(282,083)	(699)	11,618,302
Debt Securities	6,627,223	13,999,030	5,111	(11,074)	(341,125)	20,279,165
Current Income Tax Liabilities	3,862,407	1,028,814	237,944	(1,550,636)	—	3,578,529
Subordinated Debt Securities	7,128,356	—	—	—	—	7,128,356
Provisions	665,288	71,258	82,382	78,332	—	897,260
Deferred Income Tax Liabilities	1,941,104	—	61,587	85,849	—	2,088,540
Liabilities for Insurance Contracts	—	—	1,195,647	34,704	(34,704)	1,195,647
Other Non-financial Liabilities	15,177,593	2,230,117	402,746	2,642,765	689,233	21,142,454

TOTAL LIABILITIES	377,289,312	42,229,056	1,985,417	1,289,228	(630,215)	422,162,798

	Banks	Regional Credit Cards	Insurance	Other Businesses	Adjustments	Total as of 01.01.17
ASSETS
Cash and Due from Banks	120,510,951	855,572	117,750	165,275	(465,569)	121,183,979
Debt Securities at fair value through profit or loss	27,893,048	137,324	1,912,151	275,098	(1,399,877)	28,817,744
Derivative Financial Instruments	229,436	—	—	—	—	229,436
Other Financial Assets	3,118,715	3,919,010	231,213	613,070	(1,162,427)	6,719,581
Loans and Other Financing	195,873,323	48,933,879	47,379	2,436,269	(1,587,429)	245,703,421
Other Debt Securities	1,860,045	—	381,793	942,014	—	3,183,852
Financial Assets Pledged as Collateral	9,870,728	224,692	—	173	—	10,095,593
Current Income Tax Assets	3,967	27,474	182,291	21,199	—	234,931
Investments in Equity Instruments	125,962	—	—	61,173	—	187,135
Equity Investments in Associates and Joint Ventures	9,614,493	—	27,115	2,325,267	(11,680,073)	286,802
Property, Plant and Equipment	14,289,988	1,716,579	289,207	52,586	—	16,348,360
Intangible Assets	1,109,456	485,282	63,345	2,710	—	1,660,793
Deferred Income Tax Assets	—	942,720	64,865	27,675	—	1,035,260
Assets for Insurance Contracts	—	—	960,393	28,330	—	988,723
Other Non-financial Assets	2,369,045	169,999	19,509	375,930	85,185	3,019,668
Non-current Assets Held for Sale	10,593,323	—	—	67,191	258,602	10,919,116

TOTAL ASSETS	397,462,480	57,412,531	4,297,011	7,393,960	(15,951,588)	450,614,394

LIABILITIES
Deposits	277,560,473	—	—	—	(482,911)	277,077,562
Derivative Financial Instruments	264,172	217,832	—	9,297	(200,917)	290,384
Repo Transactions	3,030,473	—	—	—	—	3,030,473
Other Financial Liabilities	31,465,537	25,149,569	—	1,354,339	(874,669)	57,094,776
Loans from the Argentine Central Bank and Other Financial Institutions	8,647,524	3,991,530	12,948	420,188	(355,045)	12,717,145
Debt Securities	8,731,727	13,536,489	—	955,820	(1,375,576)	21,848,460
Current Income Tax Liabilities	1,824,390	750,927	443,077	140,949	—	3,159,343
Subordinated Debt Securities	7,490,444	—	—	—	—	7,490,444
Provisions	467,831	89,496	54,048	97,838	—	709,213
Deferred Income Tax Liabilities	1,667,167	—	51,870	124,560	—	1,843,597
Liabilities for Insurance Contracts	—	—	1,229,435	—	(75,273)	1,154,162
Other Non-financial Liabilities	15,379,938	2,299,474	522,863	547,281	(223,599)	18,525,957

TOTAL LIABILITIES	356,529,676	46,035,317	2,314,241	3,650,272	(3,587,990)	404,941,516